July 5, 2013

VIA EDGAR AND HAND DELIVERY

United States Securities and

    Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Tamara Tangen and Mr. Matthew Crispino

RE:	Liquid Holdings Group, LLC.
Registration Statement on Form S-1
Registration No. 333-187859

Dear Ms. Tangen and Mr. Crispino:

On behalf of Liquid Holdings Group, LLC, a Delaware limited liability company (the “Company”), we would like to notify you that Amendment No. 4 to the Registration Statement (“Amendment No. 4”) is being filed concurrently herewith. For ease of reference, we have enclosed with the copy of this letter eight (8) copies, in paper format, of Amendment No. 4, which have been marked to show changes from the filing of Amendment No. 3 to the Registration Statement.

The changes to the Registration Statement include those changes indicated by us in our July 1, 2013 response to the comment letter of the staff (the “Staff”) dated June 28, 2013. In addition, Amendment No. 4 (i) gives effect to the conversion rate, (ii) includes selling stockholder information and (iii) makes certain other updating changes. Please note that the conversion rate has been revised slightly from that contemplated in our letter to you dated June 21, 2013 to a rate of 10,606.81 shares of common stock for each common unit.

Please direct any questions or comments concerning this letter or the enclosed materials to the undersigned at (212) 351-2333.

Sincerely,

/s/ Glenn R. Pollner
Glenn R. Pollner

cc:	Brian Storms, Liquid Holdings Group, LLC
Kenneth Shifrin, Liquid Holdings Group, LLC
Jose Ibietatorremendia, Liquid Holdings Group, LLC
Edward F. Petrosky, Sidley Austin LLP
James O’Connor, Sidley Austin LLP
Edwin O’Connor, Gibson, Dunn & Crutcher LLP